CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)		¥ (3,269)		$ (501)	¥ 6,998		¥ 1,096
Adjustments to reconcile net income/(loss) to cash provided by operating activities:
Share-based compensation		1,873		287	1,714		1,707
Equity in loss of affiliates		1,689		259	347		32
Loss from disposal of property, equipment and software		100		15	28		41
Gain on deconsolidation of subsidiaries		(1,091)		(167)	(161)
(Gain)/loss from disposal of long-term investment		602		92	(318)		(1,181)
Loss/(gain) from disposal of a subsidiary		(36)		(6)	11		2
Impairments of long-term investments		905		139	205
Provision/(settlement) of provision and contingent liability balances related to an equity method investment					(603)		61
Changes in fair value for equity securities investment and exchangeable senior notes		612		94	(2,334)		3,064
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition					(196)		(249)
Gain from foreign currency forwards		(47)		(7)	(105)
Allowance for credit losses		700		107	191		69
Depreciation of property, equipment and software		790		121	656		546
Amortization of intangible assets and land use rights		427		65	440		436
Amortization of right of use assets		349		53	354
Deferred income tax benefits		(493)		(75)	(176)		(632)
Changes in current assets and liabilities, net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions, net of deconsolidations:
(Increase)/decrease in accounts receivable		3,189		489	(2,041)		(704)
(Increase)/decrease in due from related parties		821		126	(1,054)		(1,280)
(Increase)/decrease in prepayments and other current assets		3,838		588	(2,245)		(2,039)
(Increase)/decrease in long-term receivables		60		9	146		(41)
Increase/(decrease) in accounts payable		(7,762)		(1,190)	540		3,687
Increase/(decrease) in due to related parties		(159)		(24)	62		73
Increase/(decrease) in salary and welfare payable		(1,318)		(202)	1,143		220
Increase/(decrease) in taxes payable		(242)		(37)	407		42
Increase/(decrease) in advances from customers		(4,073)		(624)	2,211		1,333
Decrease in accrued liability for rewards program					(50)		(82)
Increase/(decrease) in other payables and accruals		(1,288)		(199)	1,163		914
Net cash provided by/(used in) operating activities		(3,823)		(588)	7,333		7,115
Cash flows from investing activities:
Purchase of property, equipment and software		(532)		(81)	(823)		(673)
Cash paid for long-term investments		(9,770)		(1,497)	(15,834)		(4,387)
Cash received from/(paid for) business combinations, net of cash acquired		(958)		(147)	(212)		1
Purchase of intangible assets					(11)		(35)
(Increase)/decrease in short-term investments		6,909		1,059	15,011		(8,811)
Cash received from loans to the users		3,992		612	2,553		1,022
Cash paid for loans to the users		(3,944)		(604)	(2,748)		(998)
Net change in loans to the users with terms of less than three months		91		14	(1,084)		(918)
Cash received from disposal of long-term investments		708		109	719		723
Cash disposed from deconsolidation of subsidiaries		(313)		(48)	(3)
Cash (disposed)/received from disposal of subsidiaries		(4)		(1)	19		(2)
Net cash used in investing activities		(3,821)		(584)	(2,413)		(14,078)
Cash flows from financing activities:
Proceeds from/(repayment of) short-term bank loans, net		4,020		616	(3,079)		11,768
Proceeds from long-term bank loans		14,189		2,175	5,146		2,973
Repayment of long-term loans, including current portion		(3,589)		(550)	(3,147)
Proceeds from exercise of share options		159		24	467		677
Cash paid for acquisition of additional equity stake in subsidiaries		(2,089)		(320)	(220)		(1,196)
Cash paid for settlement of convertible notes		(9,522)		(1,459)	(10,048)		(3,297)
Proceeds from securitization debt		147		22	1,074		608
Cash paid for settlement of securitization debt		(690)		(106)	(608)
Cash received from non-controlling shareholders		5		1	1,159		393
Proceeds from issuance of exchangeable senior notes		3,395		520
Net cash provided by/(used in) financing		6,025		923	(9,256)		11,926
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash		(713)		(109)	309		819
Net increase/(decrease) in cash and cash equivalents, restricted cash		(2,332)		(358)	(4,027)		5,782
Cash and cash equivalents, restricted cash, beginning of year		21,747	[1]	3,333	25,774	[1]	19,992
Cash and cash equivalents, restricted cash, end of year	[1]	19,415		2,975	21,747		25,774
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes		1,239		190	1,496		1,315
Cash paid for interest, net of amounts capitalized		1,642		252	1,637		1,444
Supplemental schedule of non-cash investing and financing activities
Non-cash consideration paid for business acquisitions, investments and non-controlling interest		(50)		(8)	(400)		(942)
Share issuance as the consideration for equity investment					(7,615)
Accruals related to purchase of property, equipment and software		(126)		(19)	¥ (144)		(22)
Unpaid cash consideration for business acquisitions and acquisition of additional shares of subsidiary		¥ (43)		$ (7)			¥ (188)

[1]	As of December 31, 2018, cash and cash equivalents and restricted cash are RMB21.5 billion and RMB4.2 billion respectively.